Condensed Financial Information of the Company - Consolidated Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,515,799	$ 219,770	¥ 1,583,926
Short-term investments	156,182	22,644	262,813
Prepayments and other current assets, net	968,145	140,368	479,329
Due from subsidiaries and related parties, net	199,099	28,867	101,333
Total current assets	3,123,695	452,893	2,598,487
Non-current assets
Long-term investments	1,792,331	259,863	1,994,397
Other non-current assets	93,480	13,554	102,688
Total non-current assets	2,015,724	292,253	2,379,831
Total assets	5,139,419	745,146	4,978,318
Current liabilities
Accrued expenses and other current liabilities	1,586,769	230,060	1,137,348
Due to subsidiaries and related parties	23,629	3,426	37,760
Income tax payable	35,135	5,094	43,907
Total current liabilities	1,778,527	257,862	1,353,894
Deferred tax liabilities	55,770	8,086	58,564
Other non-current liabilities	200,336	29,046	205,717
Total non-current liabilities	256,106	37,132	264,281
Total liabilities	2,034,633	294,994	1,618,175
Shareholders' equity
Additional paid-in capital	2,688,571	389,806	2,685,544
Retained earnings/(Accumulated losses)	(9,424)	(1,366)	505,085
Accumulated other comprehensive income	353,948	51,318	88,262	¥ 163,340	¥ 337,773
Total shareholders' equity	3,033,331	439,792	3,279,126
Total liabilities and shareholders' equity	5,139,419	745,146	4,978,318
Common Class A [Member]
Shareholders' equity
Ordinary shares	80	12	79
Common Class B [Member]
Shareholders' equity
Ordinary shares	156	22	156
Parent Company [Member]
Current assets
Cash and cash equivalents	130,746	18,956	20,401
Prepayments and other current assets, net	111,986	16,236	147,396
Due from subsidiaries and related parties, net	2,345,588	340,078	3,124,311
Total current assets	2,588,320	375,270	3,292,108
Non-current assets
Long-term investments	477,366	69,212	446,969
Investment in subsidiaries	474,435	68,788	897,699
Other non-current assets			2,881
Total non-current assets	951,801	138,000	1,347,549
Total assets	3,540,121	513,270	4,639,657
Current liabilities
Accrued expenses and other current liabilities	10,595	1,536	19,110
Due to subsidiaries and related parties	301,582	43,725	1,159,795
Income tax payable	13,105	1,900	11,997
Total current liabilities	325,282	47,161	1,190,902
Deferred tax liabilities	40,897	5,930	40,908
Other non-current liabilities	140,611	20,387	128,721
Total non-current liabilities	181,508	26,317	169,629
Total liabilities	506,790	73,478	1,360,531
Shareholders' equity
Additional paid-in capital	2,688,571	389,806	2,685,544
Retained earnings/(Accumulated losses)	(9,424)	(1,366)	505,085
Accumulated other comprehensive income	353,948	51,318	88,262
Total shareholders' equity	3,033,331	439,792	3,279,126
Total liabilities and shareholders' equity	3,540,121	513,270	4,639,657
Parent Company [Member] | Common Class A [Member]
Shareholders' equity
Ordinary shares	80	12	79
Parent Company [Member] | Common Class B [Member]
Shareholders' equity
Ordinary shares	¥ 156	$ 22	¥ 156